PROPERTY, PLANT AND EQUIPMENT - Jointly Owned Facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Jointly owned facilities
Electric plant in service	$ 822,163	$ 817,974
Accumulated depreciation	582,875	579,219
Construction work in progress	$ 36,551	$ 37,871
Yampa
Jointly owned facilities
Tri-State share (as a percent)	24.00%	24.00%
Electric plant in service	$ 344,987	$ 345,937
Accumulated depreciation	229,132	229,464
Construction work in progress	$ 25,562	$ 23,518
MBPP
Jointly owned facilities
Tri-State share (as a percent)	24.13%	24.13%
Electric plant in service	$ 394,484	$ 389,283
Accumulated depreciation	289,719	288,386
Construction work in progress	$ 10,989	$ 13,791
San Juan Project
Jointly owned facilities
Tri-State share (as a percent)	8.20%	8.20%
Electric plant in service	$ 82,692	$ 82,754
Accumulated depreciation	$ 64,024	61,369
Construction work in progress		$ 562